Fremont 2006-3 Credit Risk Management Report October 2006

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any other security.

The Report is based upon information provided to Clayton Fixed Income Services Inc. by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.

This Report is furnished on a confidential basis to the recipient listed herein. By acceptance of this Report, the recipient agrees that it will not:

I.	Transmit this Report to anyone other than a person or entity having a fiduciary relationship with, or beneficial interest in, this portfolio;
II.	Reproduce any or all of this Report; or
III.	Contact any servicer or originator regarding any information in this Report.

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Table of Contents

Section One	Executive Summary

Section Two	Loan-Level Report

Section Three	Prepayment Penalty Analysis

Section Four	Loss Analysis

Section Five	Analytics

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section One
Executive Summary

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3

Executive Summary

October 2006

Transaction Summary

Closing Date:	10/19/2006
Depositor:	Fremont Investment & Loan
Trustee(s):	Deutsche Bank
Servicer(s):	Fremont Investment & Loan
Delinquency Reporting Method:	OTS[0]

Collateral Summary

	Closing Date	As of 10/25/2006	10/25/2006 Balance as Percentage of Closing Date Balance
Collateral Balance	$1,063,278,465	$1,054,626,969	99.18%
Loan Count	4,815	4,790	99.48%

[0]
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Value Added

 Total Value Added for Fremont 2006-3 as of 10/25/2006

Issues	Amount Recovered
0	$0

Collateral Statistics

	Loan Count	Summed Balance
First Payment Defaults	2	$901,000
Early Payment Defaults*	2	$324,310

* A default that occurs on the second or third scheduled payment

Second Lien Statistics

	Loan Count	Summed Balance
Total Outstanding Second Lien Loans	927	$63,753,588

Prepayments

Remittance Date	Beginning Collateral Balance	Total Prepayments	Percentage of Prepayment
10/25/2006	$1,062,828,008	$7,752,547	0.72

Prepayment Penalty Analysis

For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the Prepayment Penalty Analysis section of this report for details regarding loans with prepayment penalty flags that were paid in full. The table below provides a summary of Clayton's reconciliation for this remittance.

Total Cash Flows

Remittance Date	Amount Remitted to the Trust	Amount Remitted by the	Difference
		Servicers
10/25/2006	$26,932	$26,932	$0

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Loss Analysis

Loss Issues for Current Month

For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.

	Loss Summary

Remittance	Losses Remitted to the Trust	Number of Loan-Level Losses/Gains
10/25/2006	$0	0

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Two
Loan-Level Report

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Loan-Level Report Definitions

•	FICO®:: Represents the borrower's credit score at the time of securitization/origination.

•	Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower. Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.

•
Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.

•
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.

•	Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.

•	Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:

•	C The contractually due payment arrived on time.

•	3 The contractually due payment has not arrived within thirty days.

•	6 The contractually due payment has not arrived within sixty days.

•	9 The contractually due payment has not arrived within ninety days.

•	F The property is in the process of foreclosure.

•	R The property is real estate owned (REO).

•	0 The mortgage has either liquidated or been paid off.

•	OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.

•	MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Credit Risk Manager Report
Mortgage Data Through: September 30, 2006
Watchlist

Loan Number	Lien	State FICO®	First Pmt. Last Paid Dt.	Valuation Valuation Date	Orig. Current Value	Orig Amount Current Bal	OLTV CLTV	MI Type	Liq. Date MI Cov	Est. (Gain)/Loss Est. Severity	Delinquency Status
8792151	1	MI	7/1/2006	Internal Estimate	$245,000	$220,500	90%		1/1/2008	$79,606	3
		560	7/1/2006	6/30/2006	$186,200	$220,361	118%			36.10%	Monitor
Default Reason:		(Unknown)
8793841	1	FL	7/1/2006	Internal Estimate	$013,000	$104,000	80%		11/1/2007	$30,984	3
		537	7/1/2006	6/30/2006	$98,800	$103,949	105%			29.79%	Monitor
Default Reason:		(Unknown)
8793876	1	CA	8/1/2006	Internal Estimate	$610,000	$549,000	90%		9/1/2007	$175,551	3
		579	7/1/2006	6/30/2006	$463,600	$549,000	118%			31.97%	Monitor
Default Reason:		(Unknown)
8793909	1	CA	8/1/2006	Internal Estimate	$440,000	$352,000	80%		9/1/2007	$78,446	3
		770	7/1/2006	6/30/2006	$334,400	$352,000	105%			22.28%	Monitor
Default Reason:		(Unknown)

© 2006 Clayton Fixed Income Services Inc. All rights reserved .

Section Three
Prepayment Penalty Analysis

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Prepayment Penalty Analysis
Trustee Remittance Date: October 25, 2006
Total Cash Flows

Trustee Remittance Date	10/25/2006	9/25/2006	8/25/2006	7/25/2006	6/25/2006	5/25/2006
Amount Remitted to the Trust	$26,932	$0	$0	$0	$0	$0

Amount Remitted by the Servicers	$26,932	$0	$0	$0	$0	$0
Difference	$0	$0	$0	$0	$0	$0

Total Collections by the Servicers
Total Paid-Off Loans	25	0	0	0	0	0
Total Paid-Off Loans with Prepayment Flags	4	0	0	0	0	0

Exceptions
Expired Prepayment Clauses (as stated in the Note)	0	0	0	0	0	0
Liquidated out of REO Status	0	0	0	0	0	0
Acceleration of Debt	0	0	0	0	0	0
Loss Mitigation (Short Sales, Charge Offs)	0	0	0	0	0	0
Documentation Issues Preventing the Collection of Prepayment Penalties	0	0	0	0	0	0
Other - Actions Preventing the Collection of Prepayment Penalties	0	0	0	0	0	0
Total Paid-Off Loans with Active Prepayment Flags	4	0	0	0	0	0

Other Exceptions
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes	0	0	0	0	0	0
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted	0	0	0	0	0	0

Aggregate Paid-Off Loans
Loans with Active Prepayment Flags with Penalties Remitted	4	0	0	0	0	0
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted	0	0	0	0	0	0
Total Loans with Penalties Remitted	4	0	0	0	0	0

Total Loans with Penalties Remitted to the Total Paid-Off Loans	16.00%	N/A	N/A	N/A	N/A	N/A
Penalties Remitted for loans with Active Prepayment Flags	100.00%	N/A	N/A	N/A	N/A	N/A

© 2006 Clayton Fixed Income Services Inc. All rights reserved .

Fremont 2006-3 Paid-Off Mortgages With Prepayment Flags
Trustee Remittance Date: October 25, 2006

Loan			Origination	Years to	Expiration	Payoff	PPP	% of PPP to
Number	State	Delinquency History	Date	Expiration	Date	Amount	Remitted	Payoff Amount	Comments
8792646	VA	C0	6/12/2006	2	6/12/2008	$233,449	$4,670	2%
8792001	IL	C0	8/4/2006	2	8/4/2008	$276,414	$8,516	3%
8790471	CA	0	4/24/2006	3	4/24/2009	$124,571	$3,961	3%
8791055	CA	C0	7/14/2006	3	7/14/2009	$287,650	$9,785	3%

© 2006 Clayton Fixed Income Services Inc. All rights reserved .

Section Four
Loss Analysis

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Historical Monthly Losses
Losses Through: September 30, 2006

Date	Loan Loss Amount	Loss Percentage
10/25/2006	$0.00	0.00%
Totals:	$0.00	0.00%

*The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Loss Reconciliation Report
Trustee Remittance Date: October 25, 2006

Remittance Statement		Summary
10/25/2006	$0	Loan-Level Losses:	$0

		Subsequent Losses:	$0

		Subsequent Gains:	$0

		Monthly Security Loss:	$0

		Losses Remitted:	$0

		Difference:	$0

Loan Number	Loss	Loan Number	Loss	Loan Number		Loss
				Category	Total:	$0

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Loss Report
Losses Through: September 30, 2006
October 25, 2006

Loan Number	State	Origination Date	Original LTV	Original Amount Original Appraisal	Loss	Loss Severity
				Monthly Total:	$0.00	0.00%

 © 2006 Clayton Fixed Income Services Inc. All rights reserved.

Section Five
Analytics

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Delinquencies by Balance and Count
Mortgage Data Through: September 30, 2006

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Delinquencies by Origination Characteristics
Mortgage Data Through: September 30, 2006

Total Delinquencies as Percentage of the Active Balance by Purpose Type
0.12%
0.10%
0.08%
0.06%
0.04%
0.02%
0.00%
9/30/2006
Cash Out Refinance
Purchase
Rate/Term Refinance

Total Delinquencies as Percentage of the Active Balance by Product Type
0.12%
0.10%
0.08%
0.06%
0.04%
0.02%
0.00%
9/30/2006
ARM
Fixed

Total Delinquencies as Percentage of the Active Balance by Documentation Level
0.12%
0.10%
0.08%
0.06%
0.04%
0.02%
0.00%
9/30/2006
Full Documentation
Low Documentation

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Severe Delinquencies for Top Five States
Mortgage Data Through: September 30, 2006

© 2006 Clayton Fixed Income Services Inc. All rights reserved.

Fremont 2006-3 Severe Delinquencies for Top Five States
Mortgage Data Through: September 30, 2006

© 2006 Clayton Fixed Income Services Inc. All rights reserved.